Segments Results (Schedule of Components of Results of Operations by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 140,345	$ 131,226	$ 121,795
Gross income	32,164	30,050	29,482
Sales and marketing	15,032	13,329	9,517
General and administrative	7,826	9,544	12,003
Operating income	9,306	7,177	7,962
Financial expenses	(1,137)	(541)	(153)
Income before taxes on income	8,169	6,636	7,809
Depreciation and amortization	10,144	9,510	9,280
Mobile satellite services [Member]
Segment Reporting Information [Line Items]
Revenues	12,252	11,476	11,038
Depreciation and amortization	272	365	8,748
Content management and distribution services [Member]
Segment Reporting Information [Line Items]
Revenues	128,093	119,750	110,757
Depreciation and amortization	$ 9,871	$ 9,145	$ 532